Quarterly portfolio holdings
John Hancock
Multi-Asset Absolute Return Fund
Alternative
May 31, 2026
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 5-31-26 (unaudited)
	Shares	Value
Common stocks 62.3%		$163,291,456
(Cost $125,501,555)
Belgium 0.5%		1,281,972
UCB SA	4,366	1,281,972
Brazil 0.3%		674,598
Ambev SA	61,100	197,669
Cia de Saneamento Basico do Estado de Sao Paulo	7,129	39,497
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	10,795	59,588
Hypera SA	21,600	93,815
Lojas Renner SA	66,100	195,238
M Dias Branco SA	23,100	88,791
Canada 0.7%		1,792,138
Quebecor, Inc., Class B	28,900	1,402,394
Rogers Communications, Inc., Class B	10,100	389,744
China 1.5%		4,032,297
Alibaba Group Holding, Ltd., ADR	3,485	432,907
Baidu, Inc., ADR (A)	1,217	164,672
BYD Company, Ltd., H Shares	8,700	101,274
China Construction Bank Corp., H Shares	214,000	231,872
China Resources Sanjiu Medical & Pharmaceutical Company, Ltd., Class A	29,200	105,476
Contemporary Amperex Technology Company, Ltd., Class A	8,600	539,281
Fuyao Glass Industry Group Company, Ltd., H Shares (B)	15,200	107,920
Grandblue Environment Company, Ltd., Class A	77,198	349,523
Gree Electric Appliances, Inc. of Zhuhai, Class A	12,400	71,750
Inner Mongolia Yili Industrial Group Company, Ltd., Class A	174,100	692,167
Midea Group Company, Ltd., Class A	7,900	94,350
NetEase, Inc., ADR	1,143	140,383
PICC Property & Casualty Company, Ltd., H Shares	28,000	51,968
Ping An Insurance Group Company of China, Ltd., H Shares	27,000	206,797
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	38,000	16,295
Sinopharm Group Company, Ltd., H Shares	30,000	64,716
Tencent Holdings, Ltd.	5,900	320,556
Tianhe Chemicals Group, Ltd. (A)(B)(C)	4,848,409	0
Uni-President China Holdings, Ltd.	27,000	27,087
Yum China Holdings, Inc.	7,384	313,303
Denmark 0.3%		895,579
Novo Nordisk A/S, Class B	19,599	895,579
France 3.6%		9,430,956
Capgemini SE	17,243	2,048,549
Sanofi SA	33,897	2,971,377
Veolia Environnement SA	18,645	752,245
Vinci SA	25,157	3,658,785
Germany 1.3%		3,357,302
Deutsche Telekom AG	99,994	3,357,302
Greece 0.1%		176,948
JUMBO SA	6,512	176,948
Hong Kong 0.2%		487,571
China Metal Recycling Holdings, Ltd. (A)(C)	1,799,400	0
Geely Automobile Holdings, Ltd.	124,000	297,587
Hong Kong Exchanges & Clearing, Ltd.	3,700	188,922
Want Want China Holdings, Ltd.	2,000	1,062
2	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Hungary 0.0%		$73,445
Richter Gedeon NYRT	1,735	73,445
Indonesia 0.1%		243,172
Bank Central Asia Tbk PT	301,000	96,183
Kalbe Farma Tbk PT	171,500	7,392
Telkom Indonesia Persero Tbk PT	829,200	139,597
Ireland 0.7%		1,723,261
Medtronic PLC	18,990	1,401,652
TE Connectivity PLC	1,507	321,609
Italy 0.3%		912,178
Poste Italiane SpA	30,889	912,178
Japan 3.0%		7,934,529
Advantest Corp.	12,700	2,076,392
Asics Corp.	65,300	1,983,681
Daifuku Company, Ltd.	10,200	466,273
FUJIFILM Holdings Corp.	19,900	413,710
Fujikura, Ltd.	14,800	441,047
KDDI Corp.	72,800	1,251,464
Nissan Chemical Corp.	9,300	437,948
NTT, Inc.	920,900	864,014
Mexico 0.4%		943,265
Arca Continental SAB de CV	13,700	177,791
Coca-Cola Femsa SAB de CV	18,645	201,194
Grupo Financiero Banorte SAB de CV, Series O	21,400	222,961
Kimberly-Clark de Mexico SAB de CV, Class A	154,100	341,319
Netherlands 1.5%		3,889,290
ASML Holding NV	1,314	2,124,647
Heineken NV	8,874	693,012
Koninklijke Ahold Delhaize NV	18,737	789,522
Prosus NV (A)	6,203	282,109
Norway 0.5%		1,312,522
Kongsberg Gruppen ASA	36,641	1,312,522
Philippines 0.0%		62,827
PLDT, Inc.	640	11,939
SM Investments Corp.	5,460	50,888
South Africa 0.3%		659,140
AVI, Ltd.	2,967	17,270
Naspers, Ltd., N Shares	5,295	278,132
Shoprite Holdings, Ltd.	11,391	200,142
Standard Bank Group, Ltd.	8,460	163,596
South Korea 1.8%		4,690,852
Cheil Worldwide, Inc.	7,819	95,685
Coway Company, Ltd.	5,126	305,721
DB Insurance Company, Ltd.	1,608	152,534
Hyundai Glovis Company, Ltd.	1,478	238,105
Hyundai Mobis Company, Ltd.	348	177,215
NAVER Corp.	581	90,048
NongShim Company, Ltd.	625	159,338
Samsung Electronics Company, Ltd.	10,671	2,238,708
Samsung Fire & Marine Insurance Company, Ltd.	1,021	385,303
Samsung SDS Company, Ltd.	2,077	413,299
Shinhan Financial Group Company, Ltd.	1,250	77,753
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | QUARTERLY REPORT	3

	Shares	Value
South Korea (continued)
SK Hynix, Inc.	140	$217,981
SK Telecom Company, Ltd.	2,078	139,162
Spain 0.3%		818,241
Iberdrola SA	36,043	818,241
Switzerland 1.1%		2,837,257
Chubb, Ltd.	3,081	960,440
Novartis AG	12,478	1,876,817
Taiwan 1.3%		3,408,281
Hon Hai Precision Industry Company, Ltd.	42,000	384,459
Quanta Computer, Inc.	21,000	225,387
Sinbon Electronics Company, Ltd.	5,000	50,061
Taiwan Semiconductor Manufacturing Company, Ltd.	21,000	1,555,791
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	2,850	1,192,583
Thailand 0.1%		285,903
Advanced Info Service PCL	4,300	46,575
Bangkok Bank PCL	9,700	51,522
Thai Beverage PCL	247,000	87,061
Thai Union Group PCL	293,600	100,745
United Arab Emirates 0.0%		76,451
Emirates Telecommunications Group Company PJSC	15,525	76,451
United Kingdom 3.0%		7,847,272
Airtel Africa PLC (B)	104,123	491,634
Diageo PLC	58,980	1,208,998
Halma PLC	4,833	303,791
National Grid PLC	104,090	1,670,691
Reckitt Benckiser Group PLC	20,858	1,283,621
Smith & Nephew PLC	23,459	349,665
St. James’s Place PLC	107,991	1,745,723
Unilever PLC	14,015	793,149
United States 39.4%		103,444,209
Advanced Micro Devices, Inc. (A)	9,518	4,912,240
Akamai Technologies, Inc. (A)	16,512	2,469,204
Alphabet, Inc., Class A	8,500	3,232,890
Amazon.com, Inc. (A)	3,517	951,841
Amdocs, Ltd.	5,858	368,878
Amphenol Corp., Class A	13,782	2,050,210
Appfolio, Inc., Class A (A)	1,085	174,869
Arista Networks, Inc. (A)	16,141	2,574,005
Assurant, Inc.	7,884	1,962,091
Broadcom, Inc.	6,849	3,059,928
Cadence Design Systems, Inc. (A)	1,448	542,899
Cardinal Health, Inc.	1,967	387,106
Cboe Global Markets, Inc.	987	329,224
Church & Dwight Company, Inc.	15,711	1,502,443
Cisco Systems, Inc.	12,703	1,529,695
Colgate-Palmolive Company	20,152	1,816,300
Comfort Systems USA, Inc.	394	720,315
Crown Holdings, Inc.	28,490	2,708,829
CVS Health Corp.	21,888	1,991,370
eBay, Inc.	7,433	812,204
EMCOR Group, Inc.	2,137	1,766,914
Essential Utilities, Inc.	11,596	427,776
Fastenal Company	3,564	157,529
4	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
United States (continued)
Federal Signal Corp.	2,214	$236,234
Fortinet, Inc. (A)	22,081	3,046,516
General Electric Company	3,642	1,179,134
Global Payments, Inc.	22,692	1,713,473
Globe Life, Inc.	4,797	735,092
Howmet Aerospace, Inc.	8,570	2,213,203
Intercontinental Exchange, Inc.	3,752	554,733
Intuitive Surgical, Inc. (A)	435	184,718
Johnson & Johnson	10,045	2,263,440
Keysight Technologies, Inc. (A)	1,943	657,375
Kimberly-Clark Corp.	3,593	350,677
Labcorp Holdings, Inc.	8,988	2,337,419
Lam Research Corp.	8,034	2,556,258
Marsh & McLennan Companies, Inc.	5,287	845,761
Mastercard, Inc., Class A	1,954	965,237
McDonald’s Corp.	5,064	1,413,869
McKesson Corp.	2,347	1,742,507
Meta Platforms, Inc., Class A	4,820	3,048,698
Microsoft Corp.	15,694	7,066,067
Monolithic Power Systems, Inc.	333	521,548
Morningstar, Inc.	3,122	568,266
MSCI, Inc.	668	421,762
Neurocrine Biosciences, Inc. (A)	6,390	1,011,537
PepsiCo, Inc.	23,155	3,338,719
Pfizer, Inc.	24,632	644,866
Reinsurance Group of America, Inc.	7,029	1,411,001
Service Corp. International	6,456	485,427
Sysco Corp.	23,388	1,773,044
Teradyne, Inc.	6,081	2,276,179
The Cigna Group	10,407	2,886,902
The Coca-Cola Company	68,067	5,377,974
The Kroger Company	33,579	2,086,935
The Procter & Gamble Company	12,048	1,729,611
The Travelers Companies, Inc.	3,645	1,063,939
Toast, Inc., Class A (A)	68,522	1,783,628
Verizon Communications, Inc.	19,369	926,032
Vertiv Holdings Company, Class A	6,268	1,978,870
Visa, Inc., Class A	873	284,912
Waters Corp. (A)	2,209	847,306
Zoetis, Inc.	31,749	2,466,580

	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 31.9%				$83,723,622
(Cost $84,565,903)
U.S. Government 31.9%				83,723,622
U.S. Treasury
Bond	4.500	02-15-36	14,602,600	14,764,031
Note	2.875	05-15-32	3,608,900	3,354,867
Note	3.375	05-15-33	5,514,100	5,213,194
Note	3.875	08-15-34	7,978,300	7,714,642
Note	4.000	02-15-34	13,297,200	13,010,999
Note	4.000	11-15-35	5,013,300	4,848,801
Note	4.125	11-15-32	2,541,900	2,523,928
Note	4.125	02-15-36	10,120,700	9,872,427
Note	4.250	11-15-34	6,648,700	6,590,784
Note	4.375	05-15-34	1,477,500	1,480,847
Note	4.500	11-15-33	10,342,300	10,464,307
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | QUARTERLY REPORT	5

	Rate (%)	Maturity date	Par value^	Value
U.S. Government (continued)
Note	4.625	02-15-35	3,819,300	$3,884,795

Total investments (Cost $210,067,458) 94.2%	$247,015,078
Other assets and liabilities, net 5.8%	15,346,311
Total net assets 100.0%	$262,361,389

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
The fund had the following portfolio composition as a percentage of net assets on 5-31-26:
Common stocks	62.3%
Information technology	18.2%
Health care	9.8%
Consumer staples	9.8%
Financials	6.8%
Communication services	6.1%
Industrials	5.7%
Consumer discretionary	3.2%
Utilities	1.5%
Materials	1.2%
U.S. Government	31.9%
Other assets and liabilities, net	5.8%
TOTAL	100.0%
6	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
5-Year U.S. Treasury Note Futures	136	Long	Oct 2026	$14,526,106	$14,580,688	$54,582
Australian 10-Year Bond Futures	114	Long	Jun 2026	8,909,700	8,933,477	23,777
Euro-Bund Futures	448	Long	Jun 2026	67,348,234	66,096,904	(1,251,330)
Long Gilt Futures	84	Long	Sep 2026	9,909,502	10,038,462	128,960
10-Year U.S. Treasury Note Futures	377	Short	Sep 2026	(41,123,267)	(41,405,203)	(281,936)
ASX SPI 200 Index Futures	2	Short	Jun 2026	(310,982)	(314,454)	(3,472)
Euro STOXX 50 Index Futures	8	Short	Jun 2026	(553,084)	(565,843)	(12,759)
FTSE 100 Index Futures	3	Short	Jun 2026	(420,130)	(421,905)	(1,775)
Mini MSCI Emerging Markets Index Futures	106	Short	Jun 2026	(7,816,626)	(9,267,050)	(1,450,424)
Nikkei 225 Mini Index Futures	8	Short	Jun 2026	(320,271)	(333,884)	(13,613)
S&P 500 E-Mini Index Futures	6	Short	Jun 2026	(2,235,264)	(2,278,725)	(43,461)
S&P MidCap 400 E-Mini Index Futures	2	Short	Jun 2026	(740,503)	(746,400)	(5,897)
						$(2,857,348)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	49,001	USD	34,958	BARC	8/12/2026	$209	—
AUD	59,901	USD	42,674	BOA	8/12/2026	315	—
AUD	63,956	USD	45,700	GSI	8/12/2026	200	—
AUD	296,479	USD	213,637	JPM	8/12/2026	—	$(860)
CAD	82,040	USD	60,111	BARC	8/12/2026	—	(417)
DKK	384,694	USD	60,183	BOA	8/12/2026	84	—
EUR	932,494	USD	1,087,863	BARC	8/12/2026	3,128	—
EUR	383,944	USD	448,263	BOA	8/12/2026	940	—
EUR	8,161,746	USD	9,637,493	GSI	8/12/2026	—	(88,488)
GBP	413,182	USD	555,275	BARC	8/12/2026	1,072	—
GBP	40,581	USD	54,673	BOA	8/12/2026	—	(31)
GBP	141,163	USD	192,022	JPM	8/12/2026	—	(1,946)
HKD	43,660	USD	5,587	BARC	8/12/2026	—	(2)
HKD	37,740	USD	4,832	GSI	8/12/2026	—	(5)
JPY	66,915,929	USD	425,957	BARC	8/12/2026	—	(3,312)
JPY	31,738,282	USD	200,559	BOA	8/12/2026	—	(98)
JPY	48,203,200	USD	305,914	GSI	8/12/2026	—	(1,460)
JPY	102,181,746	USD	651,325	JPM	8/12/2026	—	(5,940)
JPY	1,407,082	USD	9,024	JPM	8/13/2026	—	(136)
NOK	1,035,667	USD	112,250	BARC	8/12/2026	—	(381)
NOK	663,203	USD	72,071	BOA	8/12/2026	—	(434)
USD	107,859	AUD	151,430	BARC	8/12/2026	—	(819)
USD	140,580	AUD	196,907	BOA	8/12/2026	—	(736)
USD	295,082	AUD	408,685	GSI	8/12/2026	1,776	—
USD	1,194,777	CAD	1,627,686	BARC	8/12/2026	10,429	—
USD	215,117	CAD	295,029	BOA	8/12/2026	446	—
USD	474,060	CAD	647,185	BARC	8/13/2026	3,132	—
USD	1,884,932	CHF	1,452,713	BARC	8/12/2026	9,185	—
USD	37,966	CHF	29,449	BOA	8/12/2026	—	(58)
USD	986,284	DKK	6,233,990	GSI	8/12/2026	9,646	—
USD	1,612,817	EUR	1,383,076	BARC	8/12/2026	—	(5,342)
USD	66,097	EUR	56,613	BOA	8/12/2026	—	(138)
USD	37,058,182	EUR	31,366,392	GSI	8/12/2026	360,413	—
USD	8,206,705	GBP	6,032,318	BARC	8/12/2026	84,223	—
USD	238,141	GBP	176,057	JPM	8/12/2026	1,081	—
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | QUARTERLY REPORT	7

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	198,914	HKD	1,553,261	BARC	8/12/2026	$223	—
USD	9,197,467	JPY	1,431,275,146	BARC	8/12/2026	157,459	—
USD	172,476	JPY	27,312,994	BOA	8/12/2026	—	$(34)
USD	78,339	JPY	12,344,021	GSI	8/12/2026	374	—
USD	339,473	JPY	53,656,256	JPM	8/12/2026	577	—
USD	55,971	JPY	8,727,100	JPM	8/13/2026	846	—
USD	59,239	NOK	549,615	BARC	8/12/2026	—	(129)
USD	124,100	NOK	1,154,192	BOA	8/12/2026	—	(572)
USD	1,346,143	NOK	12,463,996	GSI	8/12/2026	—	(182)
						$645,758	$(111,520)

Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
USD	U.S. Dollar

Derivatives Abbreviations
BARC	Barclays Bank PLC
BOA	Bank of America, N.A.
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
8	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts are typically valued based on the settlement price. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of May 31, 2026, by major security category or type:
	Total value at 5-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Belgium	$1,281,972	—	$1,281,972	—
Brazil	674,598	$674,598	—	—
Canada	1,792,138	1,792,138	—	—
China	4,032,297	1,051,265	2,981,032	—
Denmark	895,579	—	895,579	—
France	9,430,956	—	9,430,956	—
Germany	3,357,302	—	3,357,302	—
Greece	176,948	—	176,948	—
Hong Kong	487,571	—	487,571	—
Hungary	73,445	—	73,445	—
Indonesia	243,172	—	243,172	—
Ireland	1,723,261	1,723,261	—	—
Italy	912,178	—	912,178	—
Japan	7,934,529	—	7,934,529	—
Mexico	943,265	943,265	—	—
Netherlands	3,889,290	—	3,889,290	—
Norway	1,312,522	—	1,312,522	—
Philippines	62,827	—	62,827	—
South Africa	659,140	—	659,140	—
|	9

	Total value at 5-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
South Korea	$4,690,852	—	$4,690,852	—
Spain	818,241	—	818,241	—
Switzerland	2,837,257	$960,440	1,876,817	—
Taiwan	3,408,281	1,192,583	2,215,698	—
Thailand	285,903	—	285,903	—
United Arab Emirates	76,451	—	76,451	—
United Kingdom	7,847,272	—	7,847,272	—
United States	103,444,209	103,444,209	—	—
U.S. Government and Agency obligations	83,723,622	—	83,723,622	—
Total investments in securities	$247,015,078	$111,781,759	$135,233,319	—
Derivatives:
Assets
Futures	$207,319	$207,319	—	—
Forward foreign currency contracts	645,758	—	$645,758	—
Liabilities
Futures	(3,064,667)	(3,064,667)	—	—
Forward foreign currency contracts	(111,520)	—	(111,520)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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